Shareholders' Equity (Summary Of Information Relating To RSUs) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of non-vested RSUs, Beginning Balance	793,517
Number of non-vested RSUs, Granted	324,924
Number of non-vested RSUs, Vested	(281,400)
Number of non-vested RSUs, Forfeited	(26,000)
Number of non-vested RSUs, Ending Balance	811,041
Non-vested RSUs, Weighted average grant date fair value, Beginning Balance	$ 17.80
Non-vested RSUs, Weighted average grant date fair value, Granted	$ 18.49
Non-vested RSUs, Weighted average grant date fair value, Vested	$ 17.31
Non-vested RSUs, Weighted average grant date fair value, Forfeited	$ 17.60
Non-vested RSUs, Weighted average grant date fair value, Ending Balance	$ 18.30